Schedule of Concentration Risk of Lease Rental Income (Detail) - Lease Rental Income - Customer Concentration Risk	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	18.60%	15.90%	17.70%	15.00%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	12.50%	13.20%	13.00%	13.30%